INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF ACTUAL INCOME TAX RATE

The difference between the actual income tax rate versus the tax computed at the Federal Statutory rate follows:

	December 31, 2021	December 31, 2020
Federal rate	21.0%	21.0%
State net of federal	0.3%	2.5%
PPP loan forgiveness	0.0%	2.9%
Non-deductible acquired intangible assets	0.0%	15.0%
Return to provision	(0.1)%	0.0%
Rate Change	0.4%	0.0%
Valuation allowance	(21.6)%	(41.4)%
Effective income tax rate	0.0%	0.0%

SCHEDULE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES

Deferred income tax assets and (liabilities) consist of the following:

	December 31, 2021	December 31, 2020
Deferred tax assets (liabilities)
Net operating loss carryforward	$1,900,194	$1,415,227
Stock based compensation	725,546	540,086
Goodwill	(199,086)	(52,783)
Intangibles	459,441	225,434
Fixed assets	(56,691)	(37,976)
Right of use assets	(333,347)	(99,560)
Lease liabilities	337,671	101,000
Other	1,336	753
Total deferred tax assets	2,835,065	2,092,181
Valuation allowance	(2,835,065)	(2,092,181)
Net deferred tax assets	$-	$-